Right-of-use assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use assets
10.	Right-of-use assets

		Production
		and laboratory
	Buildings	equipment	Other	Total
Cost
Transfer from capital assets on adoption of IFRS 16 (note 9)	$-	$1,170	$-	$1,170
Initial recognition of assets under operating leases on adoption of IFRS 16	37,552	460	94	38,106
Balance at January 1, 2019	37,552	1,630	94	39,276
Additions	2,331	-	49	2,380
Remeasurement of the lease liability	36	-	-	36
Sold - discontinued operations (note 5)	(3,586)	-	-	(3,586)
Effect of foreign exchange differences	(99)	-	-	(99)
Balance at December 31, 2019	$36,234	$1,630	$143	$38,007

Accumulated depreciation
Transfer from capital assets on adoption of IFRS 16 (note 9)	$-	$127	$-	$127
Balance at January 1, 2019	-	127	-	127
Depreciation expense	4,274	592	47	4,913
Sold - discontinued operations (note 5)	(286)	-	-	(286)
Effect of foreign exchange differences	-	(1)	-	(1)
Balance at December 31, 2019	$3,988	$718	$47	$4,753

Carrying amounts
At December 31, 2019	$32,246	$912	$96	$33,254
At January 1, 2019	37,552	1,503	94	39,149